Reinsurance	12 Months Ended
Dec. 31, 2011
Reinsurance [Abstract]
Reinsurance
Note 5:	Reinsurance

In the normal course of business, the Company reinsures portions of certain policies that we underwrite to limit disproportionate risks.  During 2011 and 2010, we retained varying amounts of individual insurance up to a maximum retention of $100,000 on any life.  The Company also reinsures 100% of our accidental death benefit rider coverage.  Catastrophe reinsurance is in place for our property policies.  In 2011 and 2010, this reinsurance provided $10,000,000 of coverage above a $500,000 deductible.  Our health insurance policies are substantially all reinsured on a 100% coinsurance basis.  We remain contingently liable to the extent that the reinsuring companies cannot meet their obligations under these reinsurance treaties.

Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers.  We obtain reinsurance from multiple reinsurers, and we monitor concentration as well as financial strength ratings of our principal reinsurers. The ratings by A.M. Best Company range from B+ (Good) to A+ (Superior).  To protect our position, we have established and funded a trust to cover the contingent liabilities related to accident and health reinsurance ceded to Puritan Life Insurance Company of America, which represents $5.1 million of the $9.6 million of reinsurance recoverable at December 31, 2011.

Assumed and ceded life reinsurance activity as of December 31, 2011 and 2010 is summarized as follows:

	At December 31,
	2011	2010
	(In thousands)

Aggregate assumed life insurance in force	$1,147,222	1,044,759
Aggregate ceded life insurance in force	$(462,220)	(381,076)
Net life insurance in force	$5,244,200	5,115,662

The Company's reinsurance recoveries on ceded reinsurance were $9.6 million in 2011 and $9.7 million in 2010.  Premiums and claims and surrenders assumed and ceded for all lines of business for these years are summarized as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)

Premiums from short-duration contracts:
Direct	$7,227	6,994	6,834
Assumed	-	-	-
Ceded	(1,128)	(1,131)	(1,066)
Net premiums earned	6,099	5,863	5,768

Premiums from long-duration contracts:
Direct	159,860	152,125	148,893
Assumed	1,874	1,553	1,416
Ceded	(6,438)	(7,489)	(8,797)
Net premiums earned	155,296	146,189	141,512
Total premiums earned	$161,395	152,052	147,280

Claims and surrenders assumed	$1,865	1,549	1,434
Claims and surrenders ceded	$(3,204)	(5,341)	(5,649)

SPFIC has catastrophe reinsurance that covers the first event in excess of a $500,000 deductible up to $10.0 million.  In consideration for a reinstatement premium, second event coverage is provided in excess of a $500,000 deductible up to $10.0 million.  The annual premium was approximately $1.1 million in 2011, 2010 and 2009.